Calvert
Small-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.2%
Hexcel Corp.	273,315	$ 20,156,981
Woodward, Inc.	557,805	75,933,995
		$ 96,090,976
Automobile Components — 4.0%
Atmus Filtration Technologies, Inc.(1)(2)	712,009	$ 16,725,092
Dorman Products, Inc.(1)	1,066,959	88,995,050
Visteon Corp.(1)	121,350	15,156,615
		$ 120,876,757
Automobiles — 0.6%
Harley-Davidson, Inc.	502,014	$18,494,196
		$18,494,196
Banks — 6.7%
Commerce Bancshares, Inc.	1,307,702	$69,844,364
Community Bank System, Inc.	1,223,491	63,756,116
SouthState Corp.	701,502	59,241,844
Stock Yards Bancorp, Inc.	186,831	9,619,928
		$202,462,252
Building Products — 6.3%
AAON, Inc.	593,310	$43,827,810
AZEK Co., Inc. (The)(1)	1,606,742	61,457,881
CSW Industrials, Inc.	233,215	48,371,123
Hayward Holdings, Inc.(1)	1,399,871	19,038,246
Janus International Group, Inc.(1)	1,349,838	17,615,386
		$190,310,446
Capital Markets — 3.2%
Cohen & Steers, Inc.	715,826	$54,209,503
Stifel Financial Corp.	628,655	43,471,493
		$97,680,996
Chemicals — 2.4%
Quaker Chemical Corp.	337,481	$72,025,195
		$72,025,195
Consumer Staples Distribution & Retail — 3.4%
Casey's General Stores, Inc.	107,729	$29,597,466
Chefs' Warehouse, Inc. (The)(1)	576,838	16,976,342
Performance Food Group Co.(1)	831,681	57,510,741
		$104,084,549
Containers & Packaging — 2.5%
AptarGroup, Inc.	617,290	$76,309,390
		$76,309,390
Security	Shares	Value
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)	178,727	$ 16,843,232
		$ 16,843,232
Diversified REITs — 3.0%
Essential Properties Realty Trust, Inc.	3,489,233	$ 89,184,795
		$ 89,184,795
Electric Utilities — 2.3%
IDACORP, Inc.	697,167	$ 68,545,459
		$ 68,545,459
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	372,311	$37,785,843
		$37,785,843
Food Products — 2.3%
J&J Snack Foods Corp.	210,195	$35,131,992
Lancaster Colony Corp.	77,786	12,942,813
Simply Good Foods Co. (The)(1)	567,213	22,461,635
		$70,536,440
Gas Utilities — 1.3%
ONE Gas, Inc.	623,674	$39,740,507
		$39,740,507
Ground Transportation — 0.9%
Landstar System, Inc.	140,138	$27,137,724
		$27,137,724
Health Care Equipment & Supplies — 4.3%
Envista Holdings Corp.(1)	1,626,107	$39,124,134
Integer Holdings Corp.(1)	369,868	36,646,521
Neogen Corp.(1)	2,734,969	55,000,227
		$130,770,882
Health Care Providers & Services — 9.0%
Addus HomeCare Corp.(1)	192,404	$17,864,711
Agiliti, Inc.(1)	685,267	5,427,315
Chemed Corp.	165,377	96,704,201
Option Care Health, Inc.(1)	1,418,671	47,795,026
R1 RCM, Inc.(1)	3,052,527	32,265,210
US Physical Therapy, Inc.	752,590	70,096,233
		$270,152,696
Hotels, Restaurants & Leisure — 4.7%
Aramark	762,989	$21,439,991
Papa John's International, Inc.	254,004	19,362,725
Texas Roadhouse, Inc.	220,590	26,962,716

Calvert
Small-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	904,733	$ 72,749,580
		$ 140,515,012
Industrial REITs — 4.3%
EastGroup Properties, Inc.	355,961	$ 65,333,082
Rexford Industrial Realty, Inc.	317,489	17,811,133
Terreno Realty Corp.	738,828	46,302,351
		$ 129,446,566
Insurance — 7.3%
AMERISAFE, Inc.	478,226	$22,371,412
First American Financial Corp.	240,295	15,484,610
RLI Corp.	386,211	51,412,408
Selective Insurance Group, Inc.	637,762	63,444,564
White Mountains Insurance Group, Ltd.	45,569	68,581,801
		$221,294,795
Leisure Products — 0.6%
Brunswick Corp.	174,889	$16,920,511
		$16,920,511
Machinery — 3.8%
Albany International Corp., Class A	531,672	$52,220,824
Middleby Corp. (The)(1)	435,246	64,055,154
		$116,275,978
Professional Services — 4.2%
CBIZ, Inc.(1)	1,443,865	$90,371,510
NV5 Global, Inc.(1)	319,082	35,456,392
		$125,827,902
Retail REITs — 1.8%
NETSTREIT Corp.	3,060,865	$54,636,440
		$54,636,440
Semiconductors & Semiconductor Equipment — 0.9%
Diodes, Inc.(1)	320,199	$25,782,423
		$25,782,423
Software — 7.5%
Altair Engineering, Inc., Class A(1)	336,202	$28,291,398
Clearwater Analytics Holdings, Inc., Class A(1)	1,723,336	34,518,420
Envestnet, Inc.(1)	1,120,804	55,502,214
PowerSchool Holdings, Inc., Class A(1)(2)	1,144,337	26,960,580
Progress Software Corp.	778,176	42,254,957
SPS Commerce, Inc.(1)	193,811	37,568,324
		$225,095,893
Security	Shares	Value
Specialized REITs — 1.6%
CubeSmart	1,015,776	$ 47,081,218
		$ 47,081,218
Specialty Retail — 1.2%
Burlington Stores, Inc.(1)	112,763	$ 21,930,148
RH(1)	47,572	13,866,287
		$ 35,796,435
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden, Ltd.	646,090	$ 27,135,780
		$27,135,780
Trading Companies & Distributors — 3.7%
Core & Main, Inc., Class A(1)	2,379,632	$96,160,929
Herc Holdings, Inc.	108,357	16,133,274
		$112,294,203
Total Common Stocks (identified cost $2,554,146,944)		$3,007,135,491

Short-Term Investments — 0.6%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	7,628,574	$ 7,628,574
Total Affiliated Fund (identified cost $7,628,574)		$ 7,628,574
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(4)	10,293,903	$ 10,293,903
Total Securities Lending Collateral (identified cost $10,293,903)		$ 10,293,903
Total Short-Term Investments (identified cost $17,922,477)		$ 17,922,477
Total Investments — 100.3% (identified cost $2,572,069,421)		$3,025,057,968
Other Assets, Less Liabilities — (0.3)%		$ (8,348,056)
Net Assets — 100.0%		$3,016,709,912

Calvert
Small-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $10,033,275 and the total market value of the collateral received by the Fund was $10,293,903, comprised of cash.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,628,574, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 2,485,451	$ —	$ (2,520,000)	$ —	$34,549	$ —	$ 7,770	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	48,525,331	80,674,438	(121,571,195)	—	—	7,628,574	446,775	7,628,574
Total				$ —	$34,549	$7,628,574	$454,545

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,007,135,491(1)	$ —	$ —	$3,007,135,491
Short-Term Investments:
Affiliated Fund	7,628,574	—	—	7,628,574
Securities Lending Collateral	10,293,903	—	—	10,293,903
Total Investments	$3,025,057,968	$ —	$ —	$3,025,057,968

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
3